Shareholder Report, Line Graph (Details) 5199780_Franklin Alternative Strategies Fund_Class C_TSR Annual {Class C} - USD ($)											12 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2026
Class C
Account Value [Line Items]
Line Graph and Table Measure Name											Class C (with sales charge)
Accumulated Value	$ 12,495	$ 11,896	$ 10,945	$ 11,183	$ 12,033	$ 10,791	$ 10,884	$ 10,823	$ 10,526	$ 10,000	$ 13,890
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World Index-NR
Accumulated Value	25,614	22,537	18,240	18,086	19,402	13,679	12,974	13,144	11,753	10,000	$ 33,367
HFRX Global Hedge Fund Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											HFRX Global Hedge Fund Index
Accumulated Value	12,937	12,448	11,755	11,906	12,276	10,811	10,502	10,904	10,598	10,000	$ 14,253
ICE BofA U.S. 3-Month Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											ICE BofA U.S. 3-Month Treasury Bill Index
Accumulated Value	$ 12,102	$ 11,552	$ 10,954	$ 10,620	$ 10,605	$ 10,593	$ 10,402	$ 10,172	$ 10,044	$ 10,000	$ 12,572